Liquidity	6 Months Ended
Mar. 31, 2026
Liquidity
Liquidity

2. Liquidity

In assessing the Company’s liquidity, the Company monitors and analyses its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Equity financing in form of shares allotment and capital contribution from shareholders, and cash generated from operations have been utilized to finance the working capital requirements of the Company. The Company recorded net cash outflow in operating activities of US$1,141,678 and $394,542 for the six months ended March 31, 2026 and 2024, respectively, and net cash inflow in operating activities of US$793,965 for the six months ended March 31, 2025. As of March 31, 2026, the Company had working capital of $2,565,731 and the Company had $159,299 in cash.

Considering all facts and information on hand, management expects the Company’s cash on hand is sufficient to finance its working capital requirements within the normal operating cycle of a twelve-months period from the date of these financial statements are issued.

If the Company is unable to have sufficient fund to finance its working capital requirements within the normal operating cycle of a twelve-months period from the date of these financial statements are issued, the Company may consider supplementing its available sources of funds through the following sources:

●	additional equity financing from major shareholders or third-party investors; and/or
●	financial support from the Company’s related parties and major shareholders.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and current liabilities as they become due within twelve months from the date of these financial statements are issued. However, there is no assurance that the Company will be successful in implementing its plans. There are a number of factors that could potentially arise and could undermine the Company’s plans, such as changes in the demand for the Company’s services, general market conditions and competitive environment of the capital market industry in Macau and changes in regulatory requirements, etc.